UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21677

Cohen & Steers International Realty Fund, Inc.
(Exact name of registrant as specified in charter)

280 Park Avenue New York, NY		10017
(Address of principal executive offices)		(Zip code)

Tina M. Payne 280 Park Avenue New York, NY 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 832-3232

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2015

Item 1. Schedule of Investments

COHEN & STEERS INTERNATIONAL REALTY FUND, INC.

SCHEDULE OF INVESTMENTS

September 30, 2015 (Unaudited)

	Number of Shares	Value
COMMON STOCK 98.3%
AUSTRALIA 11.5%
REAL ESTATE
DIVERSIFIED 0.8%
BGP Holdings PLC (EUR)(a),(b),(c)	56,622,235	$0
Ingenia Communities Group(a)	19,136,249	5,857,392
		5,857,392
RETAIL 9.8%
Federation Centres(a)	11,034,645	21,308,353
Scentre Group(a)	9,608,611	26,445,775
Westfield Corp.(a)	3,694,769	25,998,977
		73,753,105
SELF STORAGE 0.9%
National Storage REIT(a)	6,409,366	6,882,651
TOTAL AUSTRALIA		86,493,148

BERMUDA 0.4%
REAL ESTATE—HOTEL
Belmond Ltd., Class A (USD)(c)	318,021	3,215,192

CANADA 0.5%
REAL ESTATE—DIVERSIFIED
Pure Industrial Real Estate Trust	1,090,129	3,626,956

FRANCE 8.1%
REAL ESTATE
DIVERSIFIED 1.7%
Fonciere des Regions(a)	101,729	8,870,234
Nexity(a)	88,242	3,805,436
		12,675,670
RETAIL 6.4%
Klepierre(a)	1,074,286	48,689,137
TOTAL FRANCE		61,364,807

GERMANY 8.4%
REAL ESTATE
DIVERSIFIED 1.6%
ADO Properties SA, 144A(c),(d)	489,920	11,835,575

OFFICE 2.5%
Alstria Office REIT AG(a),(c)	1,447,808	18,842,973

	Number of Shares	Value
RESIDENTIAL 4.3%
Deutsche Wohnen AG(a)	1,230,805	$32,917,193
TOTAL GERMANY		63,595,741

HONG KONG 17.2%
REAL ESTATE
DIVERSIFIED 11.3%
Champion REIT (a)	16,532,000	8,258,905
Cheung Kong Property Holdings Ltd.(a)	2,421,500	17,740,679
Henderson Land Development Co., Ltd.(a)	890,000	5,333,464
New World Development Co., Ltd.(a)	15,793,768	15,360,799
Sun Hung Kai Properties Ltd.(a)	2,682,627	34,990,340
Wharf Holdings Ltd.(a)	653,311	3,694,717
		85,378,904
OFFICE 2.4%
Hongkong Land Holdings Ltd. (USD)(a)	2,713,871	17,970,705

RETAIL 3.5%
Link REIT(a)	4,878,500	26,795,022
TOTAL HONG KONG		130,144,631

ITALY 1.6%
REAL ESTATE—DIVERSIFIED
Beni Stabili S.p.A. (USD)(a)	15,649,162	12,157,397

JAPAN 23.6%
REAL ESTATE
DIVERSIFIED 16.8%
Invincible Investment Corp.(a)	13,319	7,427,564
Kenedix Office Investment Corp.(a)	2,835	13,475,349
Mitsubishi Estate Co., Ltd.(a)	1,779,307	36,346,801
Mitsui Fudosan Co., Ltd.(a)	1,747,597	47,904,039
Mori Hills REIT Investment Corp.(a)	11,800	13,889,746
Sumitomo Realty & Development Co., Ltd.(a)	239,479	7,622,001
		126,665,500
INDUSTRIALS 2.0%
GLP J-REIT(a)	15,777	15,095,820

OFFICE 1.4%
Japan Prime Realty Investment Corp.(a)	3,108	10,103,041

RETAIL 3.4%
AEON Mall Co., Ltd.(a)	468,400	7,195,243

	Number of Shares	Value
Japan Retail Fund Investment Corp.(a)	9,664	$18,698,473
		25,893,716
TOTAL JAPAN		177,758,077

NETHERLANDS 5.2%
REAL ESTATE
DIVERSIFIED 1.4%
Nieuwe Steen Investments NV(a)	2,777,356	10,768,905

RETAIL 3.8%
Wereldhave NV(a)	490,910	28,336,029
TOTAL NETHERLANDS		39,104,934

SINGAPORE 3.5%
REAL ESTATE
DIVERSIFIED 1.6%
Capitaland Ltd.(a)	6,404,300	12,092,716

INDUSTRIALS 1.2%
Global Logistic Properties Ltd.(a)	6,262,880	9,004,182

RETAIL 0.7%
CapitaLand Mall Trust(a)	4,162,000	5,565,300
TOTAL SINGAPORE		26,662,198

SPAIN 1.9%
REAL ESTATE—DIVERSIFIED
Hispania Activos Inmobiliarios SA(a),(c)	671,201	9,334,966
Lar Espana Real Estate Socimi SA	531,442	5,077,273
TOTAL SPAIN		14,412,239

SWEDEN 2.0%
REAL ESTATE—DIVERSIFIED
Atrium Ljungberg AB(a)	487,309	7,367,229
Kungsleden AB(a)	1,112,551	7,480,440
TOTAL SWEDEN		14,847,669

UNITED KINGDOM 14.4%
REAL ESTATE
DIVERSIFIED 5.7%
Land Securities Group PLC(a)	2,264,664	43,173,400

HEALTH CARE 0.1%
Assura PLC	459,804	380,824

		Number of Shares	Value
OFFICE 2.0%
Derwent London PLC(a)		274,113	$15,109,310

RETAIL 4.7%
Capital & Regional PLC		6,605,353	6,619,862
Hammerson PLC(a)		3,102,092	29,291,998
			35,911,860
SELF STORAGE 1.9%
Big Yellow Group PLC(a)		1,312,343	14,386,779
TOTAL UNITED KINGDOM			108,962,173

TOTAL INVESTMENTS (Identified cost—$663,814,289)	98.3%		742,345,162

OTHER ASSETS IN EXCESS OF LIABILITIES	1.7		13,044,535

NET ASSETS	100.0%		$755,389,697

Glossary of Portfolio Abbreviations

EUR	Euro Currency
REIT	Real Estate Investment Trust
USD	United States Dollar

Note: Percentages indicated are based on the net assets of the Fund.

(a)    Fair valued security. This security has been valued at its fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Board of Directors. Aggregate fair valued securities represent 94.2% of the net assets of the Fund all of which have been fair valued pursuant to foreign equity fair value pricing procedures approved by the Board of Directors.

(b)    Illiquid security. Aggregate holdings equal 0.0% of the net assets of the Fund.

(c)     Non-income producing security.

(d)    Resale is restricted to qualified institutional investors. Aggregate holdings equal 1.6% of the net assets of the Fund, of which 0.0% are illiquid.

Sector Summary	% of Net Assets
Diversified	46.9
Retail	32.3
Office	8.3
Residential	4.3
Industrials	3.2
Self Storage	2.8
Other	1.7
Hotel	0.4
Health Care	0.1
100.0

Cohen & Steers International Realty Fund, Inc.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Note 1. Portfolio Valuation

Investments in securities that are listed on the New York Stock Exchange (NYSE) are valued, except as indicated below, at the last sale price reflected at the close of the NYSE on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price.

Securities not listed on the NYSE but listed on other domestic or foreign securities exchanges are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price reflected at the close of the exchange representing the principal market for such securities on the business day as of which such value is being determined.  If after the close of a foreign market, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain non-U.S. equity holdings may be fair valued pursuant to procedures established by the Board of Directors.

Readily marketable securities traded in the over-the-counter market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. (the investment advisor) to be over-the-counter, are valued at the last sale price on the valuation date as reported by sources deemed appropriate by the Board of Directors to reflect their fair market value. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price.

Short-term debt securities with a maturity date of 60 days or less are valued at amortized cost, which approximates fair value. Investments in open-end mutual funds are valued at their closing net asset value.

The policies and procedures approved by the Fund’s Board of Directors delegate authority to make fair value determinations to the investment advisor, subject to the oversight of the Board of Directors. The investment advisor has established a valuation committee (Valuation Committee) to administer, implement and oversee the fair valuation process according to the policies and procedures approved annually by the Board of Directors. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities for which market prices are unavailable, or securities for which the investment manager determines that the bid and/or ask price or a counterparty valuation does not reflect market value, will be valued at fair value, as determined in good faith by the Valuation Committee, pursuant to procedures approved by the Fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems

Cohen & Steers International Realty Fund, Inc.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

appropriate. These may include, but are not limited to, recent transactions in comparable securities, information relating to the specific security and developments in the markets.

Foreign equity fair value pricing procedures utilized by the Fund may cause certain non-U.S. equity holdings to be fair valued on the basis of fair value factors provided by a pricing service to reflect any significant market movements between the time the Fund values such securities and the earlier closing of foreign markets.

The Fund’s use of fair value pricing may cause the net asset value of Fund shares to differ from the net asset value that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Fair value is defined as the price that the Fund would expect to receive upon the sale of an investment or expect to pay to transfer a liability in an orderly transaction with an independent buyer in the principal market or, in the absence of a principal market, the most advantageous market for the investment or liability.  The hierarchy of inputs that are used in determining the fair value of the Fund’s investments is summarized below.

•      Level 1 — quoted prices in active markets for identical investments

•                  Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)

•                  Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfer at the end of the period in which the underlying event causing the movement occurred. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.  As of September 30, 2015, there were $21,717,749  of securities transferred between Level 1 and Level 2, which resulted from the Fund utilizing foreign equity fair value pricing procedures as of September 30, 2015.

Cohen & Steers International Realty Fund, Inc.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

The following is a summary of the inputs used as of September 30, 2015 in valuing the Fund’s investments carried at value:

	Total	Quoted Prices In Active Markets for Identical Investments (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Common Stock:
Australia	$86,493,148	$—	$86,493,148	$—	(a)
Bermuda	3,215,192	3,215,192	—	—
Canada	3,626,956	3,626,956	—	—
Germany	63,595,741	11,835,575	51,760,166	—
Spain	14,412,239	5,077,273	9,334,966	—
United Kingdom	108,962,173	7,000,686	101,961,487	—
Other Countries	462,039,713	—	462,039,713	—
Total Investments(b)	$742,345,162	$30,755,682	$711,589,480	$—

(a) BGP Holdings PLC was acquired via a spinoff and has been fair valued, by the Valuation Committee, at zero pursuant to the Fund’s fair value procedures and classified as a Level 3 security.

(b) Portfolio holdings are disclosed individually on the Schedule of Investments.

Note 2.   Income Tax Information

As of September 30, 2015, the federal tax cost and net unrealized appreciation and depreciation in value of securities held were as follows:

Cost for federal income tax purposes	$663,814,289
Gross unrealized appreciation	$108,769,901
Gross unrealized depreciation	(30,239,028)
Net unrealized appreciation	$78,530,873

Item 2. Controls and Procedures

(a)                                 The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act as of a date within 90 days of the filing of this report.

(b)                                 During the last fiscal quarter, there were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

(a)                                 Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COHEN & STEERS INTERNATIONAL REALTY FUND, INC.

By:	/s/ Adam M. Derechin
Name: Adam M. Derechin
Title: President

Date: November 25, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Adam M. Derechin	By:	/s/ James Giallanza
	Name: Adam M. Derechin		Name: James Giallanza
	Title: President and Principal Executive Officer		Title: Treasurer and Principal Financial Officer

Date: November 25, 2015